Long-Term Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended
	May 28, 2010	May 31, 2010	Nov. 30, 1997	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	May 31, 2010 Unsecured Debt [Member]	Dec. 31, 2010 Unsecured Debt [Member]	May 28, 2010 Unsecured Debt [Member]	Dec. 31, 2009 Unsecured Debt [Member]	Jan. 31, 2001 15-Year Bonds [Member]	Oct. 31, 2003 17-Year Bonds [Member]	Dec. 31, 2010 Maximum [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Unsecured Debentures			$ 150.0
Interest rate of unsecured debentures			7.20%
Debentures maturity date			Nov. 15, 2027
Principal amount of accrued and unpaid interest			100.00%
Issued bonds											190.0	76.5
Semiannual principal installments											30	34
Semiannual principal payment											6.3	2.3
Interest on bonds payable fixed rate											6.36%	4.65%
2010 Credit Facility Initiation Date	May 28, 2010
2010 Credit Facility									700.0
2010 Credit Facility Expiration Date							May 2014
Credit agreement matured in June 2010		350.0
Debt instrument, length in years		5					4
2010 Credit Facility interest rate								2.0
Annual percentage undrawn facility fee				0.25%
Debt to total capitalization ratio, less then or equal to													50.00%
2010 Credit Facility, maximum borrowing capacity				850.0
2010 Credit Facility, amount outstanding								0		0
Unamortized discounts				1.1
Interest expense totaled				$ 21.3	$ 20.9	$ 21.6